[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NEW YORK BOND FUND
JUNE 30, 2012

                                                                      (Form N-Q)

48504-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Federal Housing Administration, Government National Mortgage Association, or the State of New York Mortgage Agency.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC        Economic Development Corp.
ETM        Escrowed to final maturity
IDA        Industrial Development Authority/Agency
IDC        Industrial Development Corp.
MTA        Metropolitan Transportation Authority
PRE        Prerefunded to a date prior to maturity

================================================================================

1  | USAA New York Bond Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA New York Bond Fund
June 30, 2012 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON           FINAL        VALUE
(000)        SECURITY                                              RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (96.8%)

             NEW YORK (91.1%)
   $1,000    Albany Capital Resource Corp.                         6.00%     11/15/2025     $  1,181
    1,000    Albany IDA, acquired 06/27/2002; cost: $1,008 (a),(b) 6.00       7/01/2019          502
      500    Albany IDA                                            5.00       7/01/2031          514
    1,000    Albany IDA                                            5.25      11/15/2032        1,067
    1,000    Albany IDA                                            5.25      11/15/2032        1,066
      500    Buffalo and Erie County Industrial Land Dev. Corp.    6.00      10/01/2031          597
      500    Build NYC Resource Corp.                              5.00       8/01/2042          540
    1,000    Canton Capital Resource Corp. (INS)                   5.00       5/01/2040        1,042
      750    Cattaraugus County IDA                                5.10       5/01/2031          764
      925    Clarence IDA (NBGA)                                   6.00       1/20/2044          953
    2,000    Dormitory Auth. (ETM)                                 5.30       2/15/2019        2,369
    1,000    Dormitory Auth. (INS) (PRE)                           5.25       7/01/2020        1,010
    1,140    Dormitory Auth. (INS)                                 5.00       7/01/2021        1,188
      500    Dormitory Auth. (INS)                                 5.00       7/01/2021          501
    1,655    Dormitory Auth. (INS)                                 5.13       9/01/2023        1,657
    1,000    Dormitory Auth.                                       5.00       7/01/2024        1,158
    1,500    Dormitory Auth. (NBGA)                                5.00       7/01/2024        1,617
    3,500    Dormitory Auth. (INS)                                 5.00       7/01/2025        3,838
    1,790    Dormitory Auth. (INS)                                 4.50       8/15/2025        1,846
    2,000    Dormitory Auth.                                       5.00       7/01/2026        2,223
    2,000    Dormitory Auth.                                       5.00       7/01/2026        2,139
    1,000    Dormitory Auth.                                       5.00       7/01/2027        1,115
    2,000    Dormitory Auth.                                       5.00       2/15/2030        2,152
    3,275    Dormitory Auth.                                       5.50       5/15/2030        4,152
      500    Dormitory Auth. (INS)                                 5.00       7/01/2030          533
    1,000    Dormitory Auth.                                       5.00       7/01/2031        1,090
    1,000    Dormitory Auth. (INS)                                 5.00       8/01/2031        1,008
    3,000    Dormitory Auth. (NBGA)                                4.90       8/15/2031        3,153
    1,000    Dormitory Auth.                                       5.00       1/15/2032        1,064
    2,000    Dormitory Auth.                                       4.25       7/01/2032        2,082
      500    Dormitory Auth. (INS)                                 5.63      11/01/2032          594
    2,500    Dormitory Auth. (NBGA)                                5.00       6/01/2033        2,725
    2,500    Dormitory Auth. (INS) (c)                             5.00       7/01/2033        2,705
    2,000    Dormitory Auth.                                       5.25       7/01/2033        2,193
    1,300    Dormitory Auth.                                       5.75       7/01/2033        1,479
    2,000    Dormitory Auth.                                       5.00       2/15/2034        2,257
    1,200    Dormitory Auth. (INS)                                 5.00       7/01/2034        1,294
    3,000    Dormitory Auth. (NBGA)                                4.70       2/15/2035        3,087
    3,000    Dormitory Auth.                                       5.00       7/01/2035        3,185
    1,000    Dormitory Auth.                                       5.25       7/01/2035        1,095
    1,000    Dormitory Auth.                                       5.00       7/01/2036        1,049
    2,000    Dormitory Auth. (INS)                                 5.00       8/15/2036        2,121
    1,950    Dormitory Auth. (NBGA)                                4.75       2/15/2037        1,999
      250    Dormitory Auth.                                       5.30       7/01/2037          257
    2,000    Dormitory Auth.                                       5.00       7/01/2038        2,166
      500    Dormitory Auth.                                       5.50       3/01/2039          556
      500    Dormitory Auth. (d)                                   5.00       5/01/2039          530
    1,000    Dormitory Auth.                                       5.50       7/01/2040        1,122

================================================================================

2  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON           FINAL        VALUE
(000)        SECURITY                                              RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
  $ 2,000    Dormitory Auth.                                       5.00%      5/01/2041     $  2,153
    1,000    Dutchess County IDA (INS)                             5.50       4/01/2030        1,119
    3,000    Dutchess County IDA                                   4.50       8/01/2036        3,029
    1,250    Dutchess County Local Dev. Corp.                      5.75       7/01/2040        1,373
    1,000    Environmental Facilities Corp.                        5.00       6/15/2025        1,079
    1,000    Environmental Facilities Corp.                        4.50       6/15/2036        1,043
      250    Erie County IDA                                       5.25       5/01/2032          284
      200    Grand Central District Management Association, Inc.   5.00       1/01/2022          211
      105    Housing Finance Agency (INS)                          6.13      11/01/2020          105
    1,500    Liberty Dev. Corp.                                    5.25      10/01/2035        1,686
    3,000    Long Island Power Auth. (INS)                         5.00       9/01/2034        3,208
    1,000    Long Island Power Auth.                               5.00       9/01/2035        1,053
    2,000    Long Island Power Auth.                               5.00       5/01/2038        2,175
      500    Monroe County IDC                                     5.25      10/01/2031          553
    2,100    Monroe County IDC (NBGA)                              5.50       8/15/2040        2,378
      350    Mortgage Agency                                       5.35      10/01/2033          381
    2,200    MTA (INS)                                             5.00       7/01/2025        2,201
    3,000    MTA (INS)                                             4.75      11/15/2028        3,271
    1,500    MTA                                                   5.25      11/15/2038        1,687
    2,000    New York City                                         5.25       8/15/2023        2,386
    2,315    New York City                                         5.00       8/01/2026        2,563
    1,000    New York City Health and Hospital Corp. (INS)         5.25       2/15/2022        1,028
    1,885    New York City Health and Hospital Corp.               5.00       2/15/2025        2,067
    1,600    New York City Housing Dev. Corp. (INS)                5.00       7/01/2025        1,692
    1,000    New York City Housing Dev. Corp.                      5.00      11/01/2042        1,074
    1,535    New York City IDA                                     5.80       8/01/2016        1,543
    1,000    New York City IDA (INS)                               5.13       9/01/2021        1,022
    1,000    New York City IDA (INS)                               5.00      10/01/2023          925
    3,900    New York City IDA (INS) (c)                           4.50       6/01/2035        3,913
    1,000    New York City IDA                                     5.00       9/01/2035        1,023
    1,000    New York City IDA (INS)                               5.25      11/01/2037        1,051
   17,090    New York City Municipal Water Finance Auth.           5.12 (e)   6/15/2020       14,872
    2,000    New York City Municipal Water Finance Auth.           5.00       6/15/2039        2,207
    3,000    New York City Transitional Finance Auth. (c)          5.00       1/15/2034        3,267
    1,000    New York City Transitional Finance Auth.              5.13       1/15/2034        1,111
    2,000    New York City Trust for Cultural Resources            5.00      12/01/2039        2,171
      825    Newburgh City                                         5.00       6/15/2023          842
      870    Newburgh City                                         5.00       6/15/2024          875
    1,000    Niagara Falls City School District (INS)              5.00       6/15/2028        1,051
    1,500    Onondaga Civic Dev. Corp.                             5.38       7/01/2040        1,609
    1,000    Onondaga County Trust for Cultural Resources          5.00      12/01/2036        1,130
    2,000    Rockland County                                       2.50       3/06/2013        2,010
      675    Saratoga County IDA                                   5.25      12/01/2032          709
    1,000    Seneca County IDA                                     5.00      10/01/2027        1,044
    1,000    State                                                 5.00       2/15/2039        1,107
    1,500    Suffolk County EDC                                    5.00       7/01/2028        1,683
    2,600    Suffolk County IDA                                    5.00      11/01/2028        2,637
    1,125    Suffolk Tobacco Asset Securitization Corp.            5.38       6/01/2028          974
    1,450    Suffolk Tobacco Asset Securitization Corp.            5.00       6/01/2032        1,487
    1,000    Thruway Auth. (INS)                                   5.00       3/15/2024        1,085
    1,000    Thruway Auth.                                         5.00       4/01/2028        1,131
    2,000    Tobacco Settlement Financing Corp.                    5.50       6/01/2019        2,093
    1,000    Tompkins County Dev. Corp.                            5.50       7/01/2033        1,141
    1,500    Town of Hempstead IDA                                 4.50       7/01/2036        1,543
    3,675    Triborough Bridge and Tunnel Auth.                    5.00      11/15/2029        4,173
    3,000    Triborough Bridge and Tunnel Auth.                    5.00      11/15/2031        3,308
    2,000    Troy Capital Resource Corp.                           5.00       9/01/2030        2,203
    1,000    Upper Mohawk Valley Regional Water Finance Auth.
                (INS)                                              4.25       4/01/2036        1,017
    1,685    Urban Dev. Corp.                                      5.00       1/01/2029        1,840
    2,000    Urban Dev. Corp.                                      5.00       3/15/2036        2,220
    1,000    Warren and Washington Counties IDA (INS)              5.00      12/01/2027        1,023
    1,000    Westchester County Health Care Corp.                  6.00      11/01/2030        1,164

================================================================================

3  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON           FINAL        VALUE
(000)        SECURITY                                              RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
   $1,000    Yonkers (INS)                                         5.00%     10/01/2024     $  1,105
                                                                                            --------
                                                                                             189,643
                                                                                            --------
             GUAM (0.3%)
      500    Government Business Privilege Tax                     5.00       1/01/2037          535
                                                                                            --------
             PUERTO RICO (5.0%)
    3,000    Commonwealth (INS)                                    5.00       7/01/2035        3,148
    1,000    Electric Power Auth.                                  5.25       7/01/2028        1,063
    1,000    Electric Power Auth.                                  5.00       7/01/2029        1,047
    1,390    Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Auth.   5.13       4/01/2032        1,394
    3,000    Sales Tax Financing Corp.                             5.75       8/01/2037        3,299
    2,500    Sales Tax Financing Corp.                             6.25 (e)   8/01/2039          567
                                                                                            --------
                                                                                              10,518
                                                                                            --------
             U.S. VIRGIN ISLANDS (0.4%)
      750    Water and Power Auth.                                 5.00       7/01/2018          853
                                                                                            --------
             Total Fixed-Rate Instruments (cost: $185,664)                                   201,549
                                                                                            --------
             VARIABLE-RATE DEMAND NOTES (3.4%)

             NEW YORK (3.4%)
    7,000    Nassau County IDA (LOC - Sovereign Bank)
                (cost: $7,000)                                     1.75      12/01/2036        7,000
                                                                                            --------

             TOTAL INVESTMENTS (COST: $192,664)                                             $208,549
                                                                                            ========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                         (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES       OTHER        SIGNIFICANT
                                         IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                          MARKETS       OBSERVABLE        INPUTS
                                       FOR IDENTICAL      INPUTS
ASSETS                                    ASSETS                                             TOTAL
--------------------------------------------------------------------------------------------------
  Fixed-Rate Instruments               $          --    $   201,549    $         --    $   201,549
  Variable-Rate Demand Notes                      --          7,000              --          7,000
--------------------------------------------------------------------------------------------------
Total                                  $          --    $   208,549    $         --    $   208,549
--------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

5  | USAA New York Bond Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost and fixed-rate instruments which are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $16,575,000 and $690,000, respectively, resulting in net unrealized appreciation of $15,885,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $208,205,000 at June 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2012, was $502,000, which represented 0.2% of the Fund's net assets.
(b) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

(c) At June 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) At June 30, 2012, the aggregate market value of securities purchased on a when-issued basis was $530,000.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

================================================================================

7  | USAA New York Bond Fund